Financial Instruments Risk - Accounts Payable and Accrued Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade payables	$ 27,620	$ 20,325
Accrued liabilities	23,801	20,097
Payroll liabilities	19,643	15,496
Excise and sales tax payable	2,512	2,500
Other payables	29	145
Accounts payable and accrued liabilities	$ 73,605	$ 58,563